                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mayo Investment Advisers LLC
Address: 40 Rowes Wharf, 2nd Floor
         Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Charles Curtis
Title: Chief Financial Officer
Phone: 617-897-5800

Signature, Place, and Date of Signing:

    /s/ Charles Curtis        Boston, Massachusetts        November 2, 2007
 --------------------------  --------------------------  ----------------------
       [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                             FORM 13F SUMMARY PAGE

Report Summary:

 Number of Other Included Managers:            0

 Form 13F Information Table Entry Total:      121

 Form 13F Information Table Value Total:  $1,179,735
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 9/30/07

        (ITEM 1)          (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
        --------          -------- --------- ---------- ---------     ---------- -------- ------------------------
                                                                                              VOTING AUTHORITY
                                                                                                  (SHARES)
                                                                                          ------------------------
NAME                                            FAIR    SHARES OR
OF                         TITLE    CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE    SHARED  NONE
ISSUER                    OF CLASS  NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)      (B)    (C)
------                    -------- --------- ---------- ---------     ---------- -------- --------- ------ -------
3M CO COM                  COMMON  88579Y101 12,500,136   133,577 X      SOLE               118,777   0     14,800
A T & T INC (NEW)          COMMON  00206R102  1,311,610    31,000 X      SOLE                 8,500   0     22,500
ABBOTT LABS                COMMON  002824100    321,720     6,000 X      SOLE                 2,500   0      3,500
ACME PACKET INC COM        COMMON  004764106  3,893,550   252,500 X      SOLE               252,500   0          0
AGRIUM INC                 COMMON  008916108    489,420     9,000 X      SOLE                 6,500   0      2,500
ALCAN ALUMINIUM LTD        COMMON  013716105    708,867     7,083 X      SOLE                 7,083   0          0
ALCATEL-LUCENT SPONSO      COMMON  013904305 27,995,000 2,750,000 X      SOLE             2,473,000   0    277,000
ALCOA INC                  COMMON  013817101  6,787,320   173,500 X      SOLE               160,500   0     13,000
ALDILA INC COM NEW         COMMON  014384200    679,383    41,100 X      SOLE                41,100   0          0
ALLTEL CORP COM            COMMON  020039103  1,045,200    15,000 X      SOLE                15,000   0          0
ALTRIA GROUP INC COM       COMMON  02209S103  1,390,600    20,000 X      SOLE                 5,000   0     15,000
AMERICAN INTL GROUP        COMMON  026874107  9,098,925   134,500 X      SOLE               114,500   0     20,000
AMGEN INC                  COMMON  031162100  7,750,090   137,000 X      SOLE               120,500   0     16,500
ANADARKO PETE CORP         COMMON  032511107 32,061,875   596,500 X      SOLE               536,000   0     60,500
ARCHER DANIELS MIDLAN      COMMON  039483102 44,740,700 1,352,500 X      SOLE             1,230,500   0    122,000
AVENTINE RENEWABLE EN      COMMON  05356X403  3,345,405   316,500 X      SOLE               299,000   0     17,500
BANK OF AMERICA            COMMON  060505104 14,025,330   279,000 X      SOLE               251,000   0     28,000
BARRICK GOLD CORP COM      COMMON  067901108 40,686,224 1,010,085 X      SOLE               917,285   0     92,800
BP P L C ADR SPONSORE      COMMON  055622104  6,561,204    94,610 X      SOLE                77,110   0     17,500
CABLEVISION SYS CORP       COMMON  12686C109    960,850    27,500 X      SOLE                27,500   0          0
CAL DIVE INTERNATIONA      COMMON  12802T101  6,825,000   455,000 X      SOLE               402,500   0     52,500
CATERPILLAR INC            COMMON  149123101    470,580     6,000 X      SOLE                 6,000   0          0
CHESAPEAKE ENERGY COR      COMMON  165167107 25,651,650   727,500 X      SOLE               656,000   0     71,500
CHEVRONTEXACO CORPORA      COMMON  166764100 17,452,670   186,500 X      SOLE               156,500   0     30,000
CHILDRENS PL RETAIL S      COMMON  168905107    691,980    28,500 X      SOLE                28,500   0          0
CHUBB CORP                 COMMON  171232101    804,600    15,000 X      SOLE                15,000   0          0
CIENA CORP COM NEW         COMMON  171779309 17,480,852   459,056 X      SOLE               411,000   0     48,056
CISCO SYS INC              COMMON  17275R102 35,283,344 1,065,000 X      SOLE               899,000   0    166,000
CITIGROUP INC.             COMMON  172967101 15,284,425   327,500 X      SOLE               286,200   0     41,300
CITIZENS COMMUNICATIO      COMMON  17453B101 26,348,800 1,840,000 X      SOLE             1,644,500   0    195,500
COCA COLA                  COMMON  191216100  2,298,800    40,000 X      SOLE                15,000   0     25,000
COEUR D ALENE MINES C      COMMON  192108108    862,225   227,500 X      SOLE               170,000   0     57,500
COMCAST CORP NEW COM       COMMON  20030N101 31,675,800 1,310,000 X      SOLE             1,098,500   0    211,500

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 9/30/07

        (ITEM 1)          (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
        --------          -------- --------- ---------- ---------     ---------- -------- ------------------------
                                                                                              VOTING AUTHORITY
                                                                                                  (SHARES)
                                                                                          ------------------------
NAME                                            FAIR    SHARES OR
OF                         TITLE    CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE    SHARED  NONE
ISSUER                    OF CLASS  NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)      (B)    (C)
------                    -------- --------- ---------- ---------     ---------- -------- --------- ------ -------
CONOCOPHILLIPS COM         COMMON  20825C104    877,700    10,000 X      SOLE                10,000   0          0
CORNING INC                COMMON  219350105  3,019,625   122,500 X      SOLE               107,500   0     15,000
COVIDIEN LTD WHEN ISS      COMMON  G2552X108 11,174,332   269,261 X      SOLE               240,517   0     28,744
CVS/CAREMARK CORP          COMMON  126650100  6,638,025   167,500 X      SOLE               105,000   0     62,500
DECKERS OUTDOOR CORP       COMMON  243537107    274,500     2,500 X      SOLE                 2,500   0          0
DEUTSCHE TELEKOM AG S      COMMON  251566105    196,300    10,000 X      SOLE                10,000   0          0
DEVON ENERGY CORP NEW      COMMON  25179M103  1,747,200    21,000 X      SOLE                20,500   0        500
DOMTAR CORP COM            COMMON  257559104  2,726,500   332,500 X      SOLE               332,500   0          0
DOW CHEMICAL               COMMON  260543103 23,790,650   552,500 X      SOLE               483,500   0     69,000
DU PONT                    COMMON  263534109  3,791,340    76,500 X      SOLE                71,500   0      5,000
E M C CORP MASS            COMMON  268648102 23,739,019 1,141,299 X      SOLE             1,029,799   0    111,500
EASTMAN KODAK              COMMON  277461109  2,381,640    89,000 X      SOLE                89,000   0          0
ENCANA CORP COM            COMMON  292505104 21,268,731   343,876 X      SOLE               303,876   0     40,000
EVEREST RE GROUP LTD       COMMON  G3223R108    385,840     3,500 X      SOLE                 2,000   0      1,500
EXXON CORPORATION          COMMON  30231G102  1,251,874    13,525 X      SOLE                10,525   0      3,000
FEDERAL NAT MORTGAGE       COMMON  313586109  1,307,415    21,500 X      SOLE                 4,000   0     17,500
FEDEX CORP                 COMMON  31428X106  1,099,875    10,500 X      SOLE                 4,500   0      6,000
FINISAR COM                COMMON  31787A101 10,983,000 3,922,500 X      SOLE             3,555,000   0    367,500
GENERAL ELECTRIC           COMMON  369604103 75,348,000 1,820,000 X      SOLE             1,586,000   0    234,000
GLOBAL SANTAFE CORPOR      COMMON  G3930E101  5,675,197    74,654 X      SOLE                63,954   0     10,700
GOLDCORP INC NEW COM       COMMON  380956409  1,375,200    45,000 X      SOLE                38,500   0      6,500
GOLFSMITH INTL HOLDIN      COMMON  38168Y103    980,000   140,000 X      SOLE               140,000   0          0
HALLIBURTON CO             COMMON  406216101 14,496,000   377,500 X      SOLE               348,700   0     28,800
HESS CORP                  COMMON  42809H107    332,650     5,000 X      SOLE                 3,500   0      1,500
HEWLETT PACKARD            COMMON  428236103    248,950     5,000 X      SOLE                 5,000   0          0
HEXCEL CORP NEW COM        COMMON  428291108    227,100    10,000 X      SOLE                10,000   0          0
HONEYWELL INTERNATION      COMMON  438516106  7,433,750   125,000 X      SOLE               106,500   0     18,500
INTEL CORP                 COMMON  458140100  1,756,566    67,926 X      SOLE                30,426   0     37,500
INTERNATIONAL BUSINES      COMMON  459200101  2,532,700    21,500 X      SOLE                13,000   0      8,500
INTERNATIONAL PAPER C      COMMON  460146103    627,725    17,500 X      SOLE                17,500   0          0
J.P. MORGAN CHASE & C      COMMON  46625H100 20,321,445   443,506 X      SOLE               377,991   0     65,515
JOHNSON & JOHNSON          COMMON  478160104 17,082,000   260,000 X      SOLE               215,800   0     44,200
KROGER CO                  COMMON  501044101 10,410,057   365,009 X      SOLE               300,300   0     64,709
LEVEL 3 COMMUNICATION      COMMON  52729N100    953,250   205,000 X      SOLE               205,000   0          0

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 9/30/07

        (ITEM 1)          (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
        --------          -------- --------- ---------- ---------     ---------- -------- ------------------------
                                                                                              VOTING AUTHORITY
                                                                                                  (SHARES)
                                                                                          ------------------------
NAME                                            FAIR    SHARES OR
OF                         TITLE    CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE    SHARED  NONE
ISSUER                    OF CLASS  NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)      (B)    (C)
------                    -------- --------- ---------- ---------     ---------- -------- --------- ------ -------
LIBERTY MEDIA HLDG CO      COMMON  53071M104  1,104,575    57,500 X      SOLE                57,500   0          0
LILLY ELI & CO             COMMON  532457108 24,707,620   434,000 X      SOLE               363,800   0     70,200
LOCKHEED MARTIN CORP       COMMON  539830109    271,225     2,500 X      SOLE                     0   0      2,500
MARSH & MCLENNAN COS       COMMON  571748102 40,098,750 1,572,500 X      SOLE             1,422,500   0    150,000
MASSEY ENERGY CORP CO      COMMON  576206106  9,764,450   447,500 X      SOLE               385,000   0     62,500
MEDTRONIC INC COM          COMMON  585055106    423,075     7,500 X      SOLE                 7,500   0          0
MERRILL LYNCH & CO. I      COMMON  590188108    356,400     5,000 X      SOLE                     0   0      5,000
MICROSOFT CORP             COMMON  594918104 27,618,750   937,500 X      SOLE               764,000   0    173,500
MITSUBISHI UFJ FINANC      COMMON  606822104    908,000   100,000 X      SOLE                87,500   0     12,500
MORGAN STANLEY COM NE      COMMON  617446448    378,000     6,000 X      SOLE                 3,500   0      2,500
MOSAIC COMPANY             COMMON  61945A107 26,743,944   499,700 X      SOLE               456,700   0     43,000
NEWMONT MNG CORP           COMMON  651639106 12,636,225   282,500 X      SOLE               256,000   0     26,500
NEWS CORP CL A             COMMON  6.52E+108 24,804,720 1,128,000 X      SOLE               959,000   0    169,000
NOBLE ENERGY INC           COMMON  655044105    210,120     3,000 X      SOLE                 3,000   0          0
NOKIA CORP                 COMMON  654902204    474,125    12,500 X      SOLE                12,500   0          0
NTELOS HOLDINGS CORP       COMMON  67020Q107  3,211,140   109,000 X      SOLE               104,000   0      5,000
OLIN CORP                  COMMON  680665205 16,225,500   725,000 X      SOLE               643,000   0     82,000
OMNICARE INC COM           COMMON  681904108 23,191,000   700,000 X      SOLE               632,700   0     67,300
ORACLE SYS CORP            COMMON  68389X105 12,089,360   558,400 X      SOLE               486,400   0     72,000
PARTNERRE LTD COM          COMMON  G6852T105  1,105,860    14,000 X      SOLE                13,500   0        500
PFIZER INC                 COMMON  717081103 11,591,229   474,467 X      SOLE               418,967   0     55,500
PILGRIMS PRIDE CORP C      COMMON  721467108    868,250    25,000 X      SOLE                25,000   0          0
PRIDE INTL INC COM         COMMON  74153Q102  1,187,875    32,500 X      SOLE                27,000   0      5,500
PROCTER & GAMBLE CO C      COMMON  742718109  1,230,950    17,500 X      SOLE                 7,500   0     10,000
QUIKSILVER INC COM         COMMON  74838C106  1,573,000   110,000 X      SOLE               110,000   0          0
ROWAN COS INC              COMMON  779382100  5,823,353   159,195 X      SOLE               142,695   0     16,500
SCHLUMBERGER               COMMON  806857108  1,522,500    14,500 X      SOLE                14,500   0          0
SMITHFIELD FOODS           COMMON  832248108  1,260,000    40,000 X      SOLE                40,000   0          0
SOUTHWEST AIRLS CO         COMMON  844741108    222,000    15,000 X      SOLE                15,000   0          0
SPRINT CORP                COMMON  852061100  2,175,500   114,500 X      SOLE                51,000   0     63,500
STREETTRACKS GOLD TR       COMMON  863307104  2,815,433    38,300 X      SOLE                29,800   0      8,500
SYMANTEC CORP COM          COMMON  871503108    494,190    25,500 X      SOLE                20,000   0      5,500
TALISMAN ENERGY INC C      COMMON  8.74E+107 16,351,000   830,000 X      SOLE               755,000   0     75,000
TATE & LYLE PLC ORD P      COMMON  G86838128  2,460,090   300,000 X      SOLE               300,000   0          0

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 9/30/07

        (ITEM 1)          (ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)
        --------          -------- --------- ---------- ---------     ---------- -------- ------------------------
                                                                                              VOTING AUTHORITY
                                                                                                  (SHARES)
                                                                                          ------------------------
NAME                                            FAIR    SHARES OR
OF                         TITLE    CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE    SHARED  NONE
ISSUER                    OF CLASS  NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)      (B)    (C)
------                    -------- --------- ---------- ---------     ---------- -------- --------- ------ -------
TEXAS INSTRUMENTS INC      COMMON  882508104  7,221,585   197,365 X      SOLE               145,865   0     51,500
TIME WARNER CABLE INC      COMMON  88732J108  1,476,000    45,000 X      SOLE                45,000   0          0
TIME WARNER INC            COMMON  887317105  9,366,042   510,133 X      SOLE               405,083   0    105,050
TOTAL FINA SA SPONSOR      COMMON  8.92E+113  1,418,025    17,500 X      SOLE                 7,500   0     10,000
TRAVELERS COMPANIES I      COMMON  8.94E+113 29,368,054   583,394 X      SOLE               504,094   0     79,300
TYCO ELECTRONICS LTD       COMMON  G9144P105 10,997,401   310,398 X      SOLE               280,404   0     29,994
TYCO INTERNATIONAL LT      COMMON  G9143X208 14,800,603   333,798 X      SOLE               305,399   0     28,399
U S BANCORP                COMMON  902973304    975,900    30,000 X      SOLE                14,500   0     15,500
UAP HLDG CORP COM          COMMON  903441103 19,021,502   606,553 X      SOLE               536,553   0     70,000
UNITED PARCEL SVC INC      COMMON  911312106    375,500     5,000 X      SOLE                     0   0      5,000
UNUM GROUP COM             COMMON  91529Y106 30,281,625 1,237,500 X      SOLE             1,113,500   0    124,000
VERIZON COMMUNICATION      COMMON  92343V104    952,020    21,500 X      SOLE                10,500   0     11,000
VIACOM INC NEW CL B        COMMON  92553P201 25,155,135   645,500 X      SOLE               574,500   0     71,000
VICOR CORP                 COMMON  925815102  3,333,654   275,054 X      SOLE               262,854   0     12,200
WAL MART STORES INC        COMMON  931142103 48,451,587 1,110,002 X      SOLE               953,802   0    156,200
WELLS FARGO                COMMON  949746101  1,424,800    40,000 X      SOLE                40,000   0          0
WILLIAMS CO                COMMON  969457100    255,450     7,500 X      SOLE                 7,500   0          0
WILLIS GROUP HOLDINGS      COMMON  G96655108  4,094,000   100,000 X      SOLE                80,700   0     19,300
WYETH COM                  COMMON  983024100 19,936,125   447,500 X      SOLE               381,800   0     65,700
YAHOO INC COM              COMMON  984332106    993,173    37,000 X      SOLE                37,000   0          0